Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Compensation Committee oversees our compensation programs that are designed to attract, retain, motivate, and align the interests of our named executive officers with that of stockholders. We link executive pay with shareholder interests through a blend of short- and long-term measures. In 2023, incentive pay made up 88 percent of our CEO’s target compensation and, on average, 74 percent of our other named executive officers’ target compensation. The high utilization of incentive compensation results in higher total realized pay when leadership exceeds their performance targets. Conversely, failure to achieve approved targets results in lower realized pay including the possibility that some awards pay zero at the end of their performance period.
The compensation actually paid, as calculated under SEC rules (“CAP”), for the PEO (or Principal Executive Officer (“PEO”)) and the average for non-PEO named executive officers (or “non-PEO NEOs”) and certain financial performance of the Company in each of the last four fiscal years is shown in the table below. The CAP does not reflect the actual amount of compensation earned or paid during the applicable year.

PAY VERSUS PERFORMANCE TABLE
The following table sets forth information regarding the Company’s CAP and certain other Company financial information for fiscal years 2023, 2022, 2021 and 2020.
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Total for Non- PEO NEO’s	Average Compensation Actually Paid to Non-PEO NEO’s	Value of Initial Fixed $100 Investment Based on:		Net Income ($ m’s)(3)	Adjusted EBITDA ($ m’s)(4)
					Total Shareholder Return(2)	Peer Group Total Shareholder Return(1)(2)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,878,091	$4,214,558	$1,538,782	$1,138,299	$74	$91	$42.0	$214.5
2022	$6,851,340	$887,122	$2,026,308	$910,108	$85	$90	$15.9	$212.7
2021	$6,942,484	$5,456,804	$2,057,810	$1,806,206	$133	$140	$42.0	$204.0
2020	$9,344,282	$13,553,554	$2,447,635	$3,526,611	$132	$126	$145.5	$112.6

(1)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used is the S&P Pharmaceuticals Select Index.

(2)
The comparison of total shareholder returns assumes that $100 was invested on December 31, 2019 in Pacira and the S&P Pharmaceuticals Select Index, and that any dividends were reinvested when and as paid.

(3)
Represents the amount of net income reflected in the Company’s audited financial statement for the applicable year. Included in net income in 2020 was a $126.6 million income tax benefit related to the release of a valuation allowance on deferred tax assets.

(4)
The company selected measure is adjusted EBITDA, calculated and defined as described in the section on page 62 titled “2023 Cash LTIP Targets and Earned Awards”.

The PEO and non-PEO NEOs included in the above compensation columns are as follows:
Year	PEO	Non-PEO NEOs
2023	David Stack	Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Jonathan Slonin
2022	David Stack	Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Anthony Molloy
2021	David Stack	Charles A. Reinhart, III; Max Reinhardt; Roy Winston; Jonathan Slonin
2020	David Stack	Charles A. Reinhart, III; Kristen Williams; Max Reinhardt; Donald Manning
The following table reconciles the amounts reported in the Summary Compensation Table (“SCT”) (column (b) above) to the CAP (column (c) above) to our PEO, David Stack, in the years presented:
Item	2020	2021	2022	2023
SCT Total	$9,344,282	$6,942,484	$6,851,340	$6,878,091
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(7,753,334)	$(4,786,294)	$(5,307,430)	$(5,176,584)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$9,920,391	$4,184,670	$3,140,460	$4,129,002
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$1,933,127	$(449,125)	$(3,417,566)	$(1,033,243)
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$109,088	$(434,931)	$(379,682)	$(582,708)
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—	$—	$—
Compensation Actually Paid	$13,553,554	$5,456,804	$887,122	$4,214,558
Stock and Option Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, volatility, dividend yield, risk free rate) as of the measurement date. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest, as applicable.
The following table reconciles the amounts reported in the SCT (column (d) above) to the average CAP (column (e) above) to our non-PEO NEOs (as listed above) in the years presented:
Item	2020	2021	2022	2023
SCT Total	$2,447,635	$2,057,810	$2,026,308	$1,538,782
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(1,734,857)	$(1,120,926)	$(1,291,208)	$(804,382)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$2,302,390	$1,029,489	$731,726	$668,953
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$471,414	$(101,546)	$(533,189)	$(192,610)
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$40,029	$(58,622)	$(23,529)	$(72,444)
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—	$—	$—
Compensation Actually Paid	$3,526,611	$1,806,206	$910,108	$1,138,299
Stock and Option Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, volatility, dividend yield, risk free rate) as of the measurement date. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest, as applicable.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
Year	PEO	Non-PEO NEOs
2023	David Stack	Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Jonathan Slonin
2022	David Stack	Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Anthony Molloy
2021	David Stack	Charles A. Reinhart, III; Max Reinhardt; Roy Winston; Jonathan Slonin
2020	David Stack	Charles A. Reinhart, III; Kristen Williams; Max Reinhardt; Donald Manning

Peer Group Issuers, Footnote
(1)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used is the S&P Pharmaceuticals Select Index.

(2)
The comparison of total shareholder returns assumes that $100 was invested on December 31, 2019 in Pacira and the S&P Pharmaceuticals Select Index, and that any dividends were reinvested when and as paid.

PEO Total Compensation Amount	$ 6,878,091	$ 6,851,340	$ 6,942,484	$ 9,344,282
PEO Actually Paid Compensation Amount	$ 4,214,558	887,122	5,456,804	13,553,554
Adjustment To PEO Compensation, Footnote
The following table reconciles the amounts reported in the Summary Compensation Table (“SCT”) (column (b) above) to the CAP (column (c) above) to our PEO, David Stack, in the years presented:
Item	2020	2021	2022	2023
SCT Total	$9,344,282	$6,942,484	$6,851,340	$6,878,091
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(7,753,334)	$(4,786,294)	$(5,307,430)	$(5,176,584)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$9,920,391	$4,184,670	$3,140,460	$4,129,002
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$1,933,127	$(449,125)	$(3,417,566)	$(1,033,243)
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$109,088	$(434,931)	$(379,682)	$(582,708)
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—	$—	$—
Compensation Actually Paid	$13,553,554	$5,456,804	$887,122	$4,214,558
Stock and Option Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, volatility, dividend yield, risk free rate) as of the measurement date. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest, as applicable.

Non-PEO NEO Average Total Compensation Amount	$ 1,538,782	2,026,308	2,057,810	2,447,635
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,138,299	910,108	1,806,206	3,526,611
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the amounts reported in the SCT (column (d) above) to the average CAP (column (e) above) to our non-PEO NEOs (as listed above) in the years presented:
Item	2020	2021	2022	2023
SCT Total	$2,447,635	$2,057,810	$2,026,308	$1,538,782
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(1,734,857)	$(1,120,926)	$(1,291,208)	$(804,382)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$2,302,390	$1,029,489	$731,726	$668,953
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$471,414	$(101,546)	$(533,189)	$(192,610)
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$40,029	$(58,622)	$(23,529)	$(72,444)
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—	$—	$—
Compensation Actually Paid	$3,526,611	$1,806,206	$910,108	$1,138,299
	Stock and Option Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, volatility, dividend yield, risk free rate) as of the measurement date. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest, as applicable
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
PAY VERSUS PERFORMANCE: NET INCOME
The chart below compares the CAP to our PEO and the average CAP to our non-PEO NEOs with the Company’s net income.
Included in net income in 2020 was a $126.6 million income tax benefit related to the release of a valuation allowance on deferred tax assets.

Compensation Actually Paid vs. Company Selected Measure
PAY VERSUS PERFORMANCE: ADJUSTED EBITDA (NON-GAAP)
The chart below compares the CAP to our PEO and the average CAP to our non-PEO NEOs with the Company’s adjusted EBITDA, which includes GAAP to non-GAAP adjustments that reflect how the Company’s management analyzes its financial results. The adjusted EBITDA figures presented here are unlikely to be comparable with adjusted EBITDA disclosures released by other companies.

Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial and Non-Financial Performance Measures
Used to Link Compensation Actually Paid to Named Executive Officers
for the Year Ended December 31, 2023 to Company Performance
Most Important Financial Measures	Most Important Non-Financial Measures
Adjusted EBITDA	Clinical Development
Total Net Revenues	Pipeline Development Milestones
Adjusted Earnings Per Share	Commercial Manufacturing Goals
Pipeline Development Milestones

Total Shareholder Return Amount	$ 74	85	133	132
Peer Group Total Shareholder Return Amount	91	90	140	126
Net Income (Loss)	$ 42,000,000	$ 15,900,000	$ 42,000,000	$ 145,500,000
Company Selected Measure Amount	214,500,000	212,700,000	204,000,000	112,600,000
PEO Name	David Stack
Incentive Pay As A Percentage Of CEOs Target Compensation	88.00%
Incentive Pay as a Percentage of Other Named Executive Officers Target Compensation	74.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				$ 126,600,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(4) The company selected measure is adjusted EBITDA, calculated and defined as described in the section on page 62 titled “2023 Cash LTIP Targets and Earned Awards”.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Net Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
PEO | David Stack [Member] | Less: Stock and Option Award Values Reported in the SCT for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,176,584)	$ (5,307,430)	$ (4,786,294)	(7,753,334)
PEO | David Stack [Member] | Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,129,002	3,140,460	4,184,670	9,920,391
PEO | David Stack [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,033,243)	(3,417,566)	(449,125)	1,933,127
PEO | David Stack [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Stack [Member] | Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(582,708)	(379,682)	(434,931)	109,088
PEO | David Stack [Member] | Change In Fair Value At Prior Year-End of Stock And Option Awards Forfeited During The Covered [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less: Stock and Option Award Values Reported in the SCT for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(804,382)	(1,291,208)	(1,120,926)	(1,734,857)
Non-PEO NEO | Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	668,953	731,726	1,029,489	2,302,390
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(192,610)	(533,189)	(101,546)	471,414
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,444)	(23,529)	(58,622)	40,029
Non-PEO NEO | Change In Fair Value At Prior Year-End of Stock And Option Awards Forfeited During The Covered [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount